UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
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FORM N-Q
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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)
________

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments

YieldShares
Schedule of Investments ● High Income ETF

September 30, 2016 (Unaudited)

Description	Shares	Fair Value

CLOSED-END FUNDS — 99.4%
Asset Allocation — 12.4%
Calamos Global Dynamic Income Fund	617,439	$4,636,967
Clough Global Opportunities Fund	401,758	3,885,000
GAMCO Global Gold Natural Resources & Income Trust	881,356	5,623,051
		14,145,018
Equity — 23.3%
Alpine Global Premier Properties Fund	776,398	4,309,009
Alpine Total Dynamic Dividend Fund	575,813	4,393,453
BlackRock International Growth and Income Trust	418,619	2,482,411
Eaton Vance Tax-Managed Diversified Equity Income Fund	129,627	1,388,305
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	507,777	4,407,504
Royce Value Trust	385,795	4,884,165
Voya Global Equity Dividend and Premium Opportunity Fund	638,070	4,632,388
		26,497,235
Fixed Income — 63.7%
Aberdeen Asia-Pacific Income Fund	961,245	4,921,575
AllianceBernstein Global High Income Fund	145,642	1,836,546
AllianzGI Convertible & Income Fund	764,331	5,159,234
BlackRock Corporate High Yield Fund	233,050	2,521,601
BlackRock Multi-Sector Income Trust	129,790	2,215,515
Blackstone/GSO Strategic Credit Fund	219,264	3,271,419
DoubleLine Income Solutions Fund	266,929	5,111,691
Eaton Vance Limited Duration Income Fund	349,941	4,797,691
First Trust Intermediate Duration Preferred & Income Fund	86,551	2,020,100
Invesco Dynamic Credit Opportunities Fund	109,103	1,283,051
Morgan Stanley Emerging Markets Domestic Debt Fund	645,742	5,185,308
Nuveen Preferred Income Opportunities Fund	101,914	1,021,178
PIMCO Corporate & Income Opportunity Fund	280,741	4,101,626
PIMCO Dynamic Credit and Mortgage Income Fund	243,445	4,963,844
Prudential Global Short Duration High Yield Fund	310,275	4,688,255
Prudential Short Duration High Yield Fund	214,486	3,429,631
Wells Fargo Income Opportunities Fund	454,515	3,799,746
Wells Fargo Multi-Sector Income Fund	234,972	3,047,587
Western Asset Emerging Markets Debt Fund	319,482	5,194,777

Description	Shares	Fair Value
Western Asset High Income Fund II	561,105	$4,028,734
		72,599,109
Total Closed-End Funds
(Cost $119,792,400)		113,241,362

Total Investments - 99.4%
(Cost $119,792,400)†		$113,241,362

Percentages are based on Net Assets of $113,945,229.

As of September 30, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended September 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended September 30, 2016, there were no Level 3 investments.

†	At September 30, 2016, the tax basis cost of the Fund’s investments was $119,792,400, and the unrealized appreciation and depreciation were $1,001,514 and $(7,552,552), respectively.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

YYY-QH-001-0700

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: November 21, 2016

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: November 21, 2016